Taxes on Income (Tables)	12 Months Ended
Dec. 31, 2022
Income Tax Disclosure [Abstract]
Schedule of significant components of deferred tax assets and liabilities
	December 31
	2022	2021
Deferred tax assets:
Carryforward tax losses	$10,519	$10,540
Research and development	3,901	3,227
Accrued social benefits and other	445	505

	14,865	14,272
Less - valuation allowance	(14,865)	(14,272)

Net deferred tax assets	$-	$-

Schedule of components of income (loss) before income taxes
	Year ended December 31,
	2022	2021	2020

Domestic (Israel)	$(3,043)	$(6,030)	$(4,271)
Foreign	945	891	499

Loss before income taxes	$(2,098)	$(5,139)	$(3,772)

Schedule of reconciliation of theoretical tax benefit and actual tax expense
	Year ended December 31,
	2022	2021	2020

Loss before income taxes, as reported in the statements of operations	$(2,098)	$(5,139)	$(3,772)

Statutory tax rate in Israel	23%	23%	23%

Theoretical tax benefit	$(483)	$(1,182)	$(868)

Increase (decrease) in income taxes resulting from:
Tax rate differential on foreign subsidiaries	(22)	(31)	(50)
Non-deductible expenses and other permanent differences	427	631	393
Differences in taxes arising from foreign currency exchange, net	(50)	69	257
Changes in carry forward tax losses and other temporary differences for which valuation allowance was provided	256	481	310
Other	31	156	178

Income taxes	$159	$124	$220